SCHEDULE OF MATURITIES OF BANK BORROWING (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Debt Disclosure [Abstract]
Year one	$ 102,011
Year two	104,849
Year three	107,767
Year four	110,765
Year five and thereafter	426,612
Total Bank Borrowings	$ 852,004	$ 6,645,627	$ 950,614	$ 7,414,788